SCHEDULE OF FAIR VALUE WEIGHTED AVERAGE ASSUMPTIONS (Details)	Jun. 06, 2024 USD ($)	May 09, 2024 USD ($)	Mar. 18, 2024 USD ($)	Jun. 30, 2024
Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value	$ 275,745	$ 282,486	$ 310,362
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input				0.0020
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input				0.0012
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input				4.40
Measurement Input, Risk Free Interest Rate [Member] | Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	0.04564	0.04579	0.04608
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input				141.48
Measurement Input, Price Volatility [Member] | Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	1.41662	1.41662	1.41662
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input				0.00
Measurement Input, Expected Dividend Rate [Member] | Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	0	0	0
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input				4.71
Measurement Input, Expected Term [Member] | Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life	2 years 11 months 4 days	2 years 10 months 9 days	2 years 8 months 15 days
Measurement Input, Discount Rate [Member] | Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	0.0800	0.0800	0.0600